Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CM ADVISORS FAMILY OF FUNDS
Entity Central Index Key	0001208252
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000029067
Shareholder Report [Line Items]
Fund Name	CM Advisors Fixed Income Fund
Trading Symbol	CMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CM Advisors Fixed Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund. You can also request this information by contacting us at (888) 859-5856.
Additional Information Phone Number	(888) 859-5856
Additional Information Website	https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CM Advisors Fixed Income Fund	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	CM Advisors Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2016	$10,000	$10,000
Aug-2017	$10,321	$10,049
Aug-2018	$10,357	$9,944
Aug-2019	$10,386	$10,955
Aug-2020	$10,580	$11,664
Aug-2021	$10,822	$11,655
Aug-2022	$10,625	$10,313
Aug-2023	$10,948	$10,189
Aug-2024	$12,201	$10,933
Aug-2025	$13,119	$11,276
Aug-2026	$13,529	$11,489

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
CM Advisors Fixed Income Fund	3.12%	4.57%	3.07%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 859-5856.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,785,220
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$31,785,220 Number of Portfolio Holdings87 Advisory Fee (net of waivers)$0 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	10.9%
Corporate Bonds	75.1%
Money Market Funds	5.3%
U.S. Treasury Obligations	8.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.2%
Real Estate	0.7%
Health Care	1.7%
Consumer Staples	1.9%
Information Technology	2.0%
Communication Services	2.3%
Utilities	4.3%
Money Market Funds	5.3%
U.S. Treasury Obligations	8.6%
Consumer Discretionary	9.8%
Industrials	11.9%
Financials	13.1%
Materials	13.4%
Energy	23.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PHI Group, Inc.	10.7%
Occidental Petroleum Corporation, 7.875%, due 09/15/31	1.9%
United Rentals North America, Inc., 5.250%, due 01/15/30	1.9%
Olin Corporation, 5.000%, due 02/01/30	1.8%
Exelon Corporation, 7.600%, due 04/01/32	1.7%
Masco Corporation, 7.750%, due 08/01/29	1.7%
Polaris, Inc., 6.950%, due 03/15/29	1.6%
Jacobs Engineering Group, Inc., 5.900%, due 03/01/33	1.6%
U.S. Treasury Notes, 4.625%, due 11/15/26	1.6%
U.S. Treasury Notes, 4.250%, due 11/30/26	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.